Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings/(Accumulated Deficit)
Beginning balance, amount at Dec. 31, 2017	$ 5,000,001	$ 2,591	$ 5,102,443	$ (105,033)
Beginning balance, shares at Dec. 31, 2017		2,590,985
Change in value of common stock subject to possible redemption	(66,096)	$ 134	(66,230)
Change in value of common stock subject to possible redemption, shares		134,054
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	0
Net income	66,101			66,101
Ending balance, amount at Dec. 31, 2018	5,000,006	$ 2,725	5,036,213	(38,932)
Ending balance, shares at Dec. 31, 2018		2,725,039
Change in value of common stock subject to possible redemption	(187,966)	$ 69	(188,035)
Change in value of common stock subject to possible redemption, shares		69,258
Net income	187,965			187,965
Ending balance, amount at Mar. 31, 2019	5,000,005	$ 2,794	4,848,178	149,033
Ending balance, shares at Mar. 31, 2019		2,794,297
Beginning balance, amount at Dec. 31, 2018	5,000,006	$ 2,725	5,036,213	(38,932)
Beginning balance, shares at Dec. 31, 2018		2,725,039
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	280,000
Net income	423,181
Ending balance, amount at Sep. 30, 2019	5,000,006	$ 2,810	4,612,947	384,249
Ending balance, shares at Sep. 30, 2019		2,810,261
Beginning balance, amount at Dec. 31, 2018	5,000,006	$ 2,725	5,036,213	(38,932)
Beginning balance, shares at Dec. 31, 2018		2,725,039
Change in value of common stock subject to possible redemption	(688,432)	$ 119	(688,551)
Change in value of common stock subject to possible redemption, shares		119,375
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	280,000		280,000
Net income	408,427			408,427
Ending balance, amount at Dec. 31, 2019	5,000,001	$ 2,844	4,627,662	369,495
Ending balance, shares at Dec. 31, 2019		2,844,414
Beginning balance, amount at Mar. 31, 2019	5,000,005	$ 2,794	4,848,178	149,033
Beginning balance, shares at Mar. 31, 2019		2,794,297
Change in value of common stock subject to possible redemption	(367,227)	$ 7	(367,234)
Change in value of common stock subject to possible redemption, shares		7,053
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	191,209		191,209
Net income	176,021			176,021
Ending balance, amount at Jun. 30, 2019	5,000,008	$ 2,801	4,672,153	325,054
Ending balance, shares at Jun. 30, 2019		2,801,350
Change in value of common stock subject to possible redemption	(147,988)	$ 9	(147,997)
Change in value of common stock subject to possible redemption, shares		8,911
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	88,791		88,791
Net income	59,195			59,195
Ending balance, amount at Sep. 30, 2019	5,000,006	$ 2,810	4,612,947	384,249
Ending balance, shares at Sep. 30, 2019		2,810,261
Beginning balance, amount at Dec. 31, 2019	5,000,001	$ 2,844	4,627,662	369,495
Beginning balance, shares at Dec. 31, 2019		2,844,414
Change in value of common stock subject to possible redemption	(1,497,477)	$ (128)	(1,497,349)
Change in value of common stock subject to possible redemption, shares		(128,386)
Net income	273,220			273,220
Ending balance, amount at Mar. 31, 2020	3,775,744	$ 2,716	3,130,313	642,715
Ending balance, shares at Mar. 31, 2020		2,716,028
Beginning balance, amount at Dec. 31, 2019	5,000,001	$ 2,844	4,627,662	369,495
Beginning balance, shares at Dec. 31, 2019		2,844,414
Capital contribution to Trust Account to extend the date by which the Company is required to consummate a Business Combination	0
Net income	(2,060)
Ending balance, amount at Sep. 30, 2020	3,201,211	$ 2,688	2,831,088	367,435
Ending balance, shares at Sep. 30, 2020		2,688,242
Beginning balance, amount at Mar. 31, 2020	3,775,744	$ 2,716	3,130,313	642,715
Beginning balance, shares at Mar. 31, 2020		2,716,028
Net income	(149,501)			(149,501)
Ending balance, amount at Jun. 30, 2020	3,626,243	$ 2,716	3,130,313	493,214
Ending balance, shares at Jun. 30, 2020		2,716,028
Redemption of common stock	(299,253)	$ (28)	(299,225)
Redemption of common stock, shares		(27,786)
Net income	(125,779)			(125,779)
Ending balance, amount at Sep. 30, 2020	$ 3,201,211	$ 2,688	$ 2,831,088	$ 367,435
Ending balance, shares at Sep. 30, 2020		2,688,242